Business Combination (Details)	1 Months Ended
Oct. 31, 2020 USD ($)
Chuangyeying Brand Management Co., Ltd. [Member]
Business Combination (Details) [Line Items]
Cash consideration	$ 376,462
Store Master Food Trading Co., Ltd. [Member]
Business Combination (Details) [Line Items]
Cash consideration	$ 681,252
Business Combination [Member]
Business Combination (Details) [Line Items]
Equity interest	51.00%